Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended														1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 08, 2013		Mar. 08, 2013	Mar. 04, 2013	Oct. 29, 2012		Oct. 18, 2012	Oct. 05, 2012	Aug. 15, 2012	May 09, 2012	Apr. 30, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Sep. 30, 2012	Mar. 31, 2013	Dec. 15, 2012	Dec. 31, 2012	Jun. 13, 2012	Jun. 01, 2012
Deferred Compensation Arrangements - Consulting Services
Consulting Services, cash compensation													$ 0			$ 489,112		$ 717,864
Consulting Services, warrants compensation					454,863	[1]							800,000
Warrants, exercise price					$ 0.98			$ 0.99				$ 1.59	$ 0.625	$ 0.25
Warrants, term					5 years								5 Years 0 Months
Terms of professional services agreement				On March 4, 2013, the Company amended the agreement so that each month is a fixed fee of $25,000 payable in $12,500 cash and $12,500 in restricted common stock. The addendum also waived all fees and other amounts exceeding $25,000 owed for November and Decemer 2012.	On October 29, 2012, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years in exchange for professional services. As of December 31, 2012, 227,433 of such warrants were exercisable. The agreement also call for certain incentives that if achieved call for the disbursement of $500,000 or more depending on the size of transaction as well as fees to arrange funding. See Note 7 for discussion of warrants.		On October 18, 2012, the Company entered into a professional services agreement. The agreement requires the Company to pay a monthly cash retainer of $12,500 to cover professional services provided by the service provider. Additionally, any service that exceeds the $12,500 retainer are to be paid through issuances of the Company’s common stock with a vesting schedule of six months from delivery date. At December 31, 2012, the Company has an accrued liability of $25,000, which is expected to be settled in shares of the Company's common stock.
Monthly cash retainer				12,500			12,500
Restricted stock issued, value				25,000
Restricted stock issued, shares	8,880	[2]		18,868
Accrued liability																		25,000
Warrants exercisable																227,433		227,433
Shares issued for services rendered, shares			63,868
Shares issued for services rendered, amount			55,800
Shares issued for services, price per share			$ 1.24
Proceeds from exercise of warrant										500,000								500,000
Date of Warrant Exercised										May 09, 2012			May 09, 2012					May 09, 2012
Price per share on warrants exercised										$ 0.625
Stock Issued During Period - Officer Compensation
Options grants to principal					454,863	[3]		1,010,000	960,000		100,000	533,000	800,000	384,000				533,000
Options vested								510,982	563,333		25,000	394,625		54,736
Options forfeited									396,667		75,000
Officer's Compensation
Description of Employment Agreement																				Effective June 1, 2012, Mr. Harrison's Employment Agreement provides for a base salary of $100,000 plus a quarterly, performance-based bonus.
Base salary of Chief Executive Officer															0
Termination of Verbal Employment Agreement with prior CEO									On August 15, 2012, Richard T. Harrison resigned as the chief executive officer and all other positions he held with the registrant.										100,000
Severance Due Former Chief Executive Officer																	33,333
Cash quarterly dividend issued to shareholders			$ 266,072															$ 2,589,011

[1]	75,813 shares vest immediately, 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested.
[2]	On April 8, 2013, the Company issued a total of 8,880 of the Company's common stock to the directors.
[3]	All warrants were issuable as of March 31, 2013.